Related Party Transactions - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2012
Related Party Transaction [Line Items]
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange	721,534
Variable Interest Entity, Not Primary Beneficiary
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party		4.00%
Chief Executive Officer
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party		8.80%
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange	74,100
Immediate Family Member of Management or Principal Owner
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party		1.90%